Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
AOCI - Foreign Currency Translation Adjustment, Beginning of Year	$ 715	$ 693
Current Period Change in Foreign Currency Translation Adjustment	668	22	$ (46)
AOCI - Foreign Currency Translation Adjustment, End of Year	1,383	715	693
AOCI - Pension and OPEB, Beginning Balance	(26)	(9)
Net Actuarial Gains and (Losses) and Plan Amendment (See Note 22)	46	(22)
Income Taxes	(15)	7
Reclassification of Net Actuarial (Gains) and Losses to Net Earnings (See Note 22)	2	(1)
Reclassification of Net Prior Service Costs and (Credits) to Net Earnings (See Note 22)		(1)
AOCI - Pension and OPEB, Ending Balance	7	(26)	$ (9)
Total Accumulated Other Comprehensive Income	$ 1,390	$ 689